Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Definite-Lived Intangible Assets
Intangible assets are amortized over their estimated useful lives using the straight-line method, at the following annual period ranges:

Years
Core technology	5- 7
Trade name	4
Customer relationship	10
Definite-lived intangible assets:

	December 31, 2021	December 31, 2020

Original amounts:
Core technology	$10,411	$4,000
Trade name	3,900	3,900
Customer relationship	177	—
	14,488	7,900
Accumulated amortization:
Core technology	1,470	476
Trade name	1,788	813
Customer relationship	2	—
	3,260	1,289
Intangible assets, net
	$11,228	$6,611

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	December 31, 2021 are as follows:

2022	$2,655
2023	2,655
2024	1,843
2025	1,680
2026 and thereafter	2,395
$11,228